UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22899

Capital Guardian Funds Trust
(Exact name of registrant as specified in charter)

888 Seventh Avenue, 24th Floor
New York, NY  10106-0001
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
Capital Guardian Funds Trust
888 Seventh Avenue, 24th Floor
New York, NY  10106-0001
 (Name and address of agent for service)

(855) 460-2838
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

Capital Guardian Core Balanced Fund
Schedule of Investments
July 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.1%
Aerospace - 2.2%
Boeing Co.	50	$6,024
Lockheed Martin Corp.	50	8,348
		14,372
Air Freight & Logistics - 2.2%
United Parcel Service, Inc. - Class B	150	14,564

Airlines - 1.3%
Alaska Air Group, Inc.	200	8,794

Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (a)	70	11,129
Celgene Corp. (a)	100	8,715
Gilead Sciences, Inc. (a)	150	13,733
Jazz Pharmaceuticals (a)(b)	75	10,480
		44,057
Building & Construction - 1.3%
D.R. Horton, Inc.	400	8,280

Chemicals - 6.4%
Calgon Carbon Corp. (a)	500	10,600
Dow Chemical Co.	250	12,767
LyondellBasell Industries NV - Class A (b)	120	12,750
Monsanto Co.	50	5,655
		41,772
Containers & Packaging - 1.0%
Packaging Corporation of America	100	6,616

Drugs - 3.6%
AbbVie, Inc.	100	5,234
Allergan, Inc.	50	8,293
Mylan, Inc. (a)	200	9,874
		23,401
Energy - 2.5%
EOG Resources, Inc.	150	16,416

Energy Equipment & Services - 2.3%
Halliburton Co.	100	6,899
Schlumberger Ltd. (b)	75	8,129
		15,028

Financial Services - 4.0%
American Express Co.	100	8,800
Capital One Financial Corp.	100	7,954
The Blackstone Group LP	300	9,804
		26,558
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	100	7,636

Forest Products - 1.4%
Weyerhaeuser Co. - REIT	300	9,396

Health Care Equipment & Supplies - 2.0%
NuVasive, Inc. (a)	350	13,083

Internet Software & Services - 3.3%
Facebook, Inc. - Class A (a)	300	21,795

Leisure - 1.7%
Las Vegas Sands Corp.	150	11,077

Machinery - 1.7%
Cummins, Inc.	80	11,151

Media - 0.7%
Walt Disney Co.	50	4,294

Metals & Mining - 2.3%
Freeport-McMoRan, Inc.	400	14,888

Office Equipment - 2.3%
Western Digital Corp.	150	14,975

Oil, Gas & Consumable Fuels - 1.2%
Devon Energy Corp.	100	7,550

Real Estate - 1.9%
CBRE Group, Inc. - Class A (a)	400	12,336

Semiconductors - 10.7%
Ambarella, Inc. (a)(b)	400	11,444
InvenSense, Inc. (a)	600	13,806
KLA-Tencor Corp.	200	14,298
Micron Technology, Inc. (a)	500	15,275
NXP Semiconductors NV (a)(b)	250	15,587
		70,410
Services - 4.2%
Amazon.com, Inc. (a)	50	15,649
Google Inc. - Class A (a)	20	11,591
		27,240
Software - 1.8%
Ansys, Inc. (a)	150	11,541

Specialty Retail - 7.5%
AutoZone, Inc. (a)	20	10,341
Home Depot, Inc.	100	8,085
Michael Kors Holdings Ltd. (a)(b)	150	12,222
Nike, Inc. - Class B	125	9,641
VF Corp.	150	9,191
		49,480
Technology - 2.7%
Hewlett-Packard Co.	500	17,805

Trading Companies & Distributors - 1.0%
Air Lease Corp.	200	6,890
TOTAL COMMON STOCKS (Cost $517,285)		$531,405

PREFERRED STOCKS - 9.1%
Financial Services - 4.5%
JPMorgan Chase & Co., Series T	600	15,288
Royal Bank of Scotland Group PLC, Series P	600	14,196
		29,484
Insurance - 4.6%
Aegon NV, 6.375% (b)	600	15,294
PartnerRe Ltd., Series D (b)	600	15,054
		30,348
TOTAL PREFERRED STOCKS (Cost $59,303)		$59,832

SHORT TERM INVESTMENT - 9.5%
First American Prime Obligations Fund, Class Z, 0.016% (c)
TOTAL SHORT TERM INVESTMENT (Cost $62,241)	62,241	$62,241

Total Investments (Cost $638,829) - 99.7%		$653,478
Other Assets in Excess of Liabilities - 0.3%		2,102
TOTAL NET ASSETS - 100.0%		$655,580

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of July 31, 2014.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2014:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$531,405	$-	$-	$531,405
Preferred Stocks	59,832	-	-	59,832
Short Term Investment	62,241	-	-	62,241
Total Investments	$653,478	$-	$-	$653,478

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

On July 31, 2014, the cost of investments for federal income tax purposes was approximately $638,829. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation			$31,736
Unrealized depreciation			(17,087)
Net unrealized appreciation			$14,649

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                              Capital Guardian Funds Trust

By (Signature and Title)  /s/ Robert P. Morse
                                                  Robert P. Morse, President & Chief Executive Officer

Date    September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                                                   Robert P. Morse, President & Chief Executive Officer

Date  September 24, 2014

By (Signature and Title)*  /s/ Jian Wang
                                                    Jian Wang, Treasurer

Date     September 24, 2014

* Print the name and title of each signing officer under his or her signature.